ASSETS ACQUISITION (Details) - USD ($)	Mar. 31, 2026	Jan. 15, 2026	Mar. 31, 2025
ASSETS ACQUISITION
Liabilities assumed from legal parent		$ 66,019
Less: Cash acquired from legal parent		(60,605)
Net liabilities assumed (net capital deficit)		5,414
Net non-cash charge to Additional Paid-in Capital	$ 79,983	$ 5,414	$ 577